ADVANCED SERIES TRUST

AST Schroders Global Tactical Portfolio

Supplement dated June 1, 2016 to the

Currently Effective Prospectus and

Statement of Additional Information

This supplement should be read in conjunction with the currently effective Advanced Series Trust (AST) Prospectus and Statement of Additional Information (SAI) for AST Schroders Global Tactical Portfolio (the Portfolio) and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the AST Prospectus.

Effective immediately, Richard Coghlan, PhD is no longer a portfolio manager for the Portfolio. Johanna Kyrklund, CFA, Philip Chandler, CFA and Angus Sippe, CFA continue to serve as portfolio managers for the Portfolio.

To reflect this change, the Prospectus and SAI for the Portfolio are hereby revised as follows, effective immediately:

I. All references and information pertaining to Richard Coghlan, PhD are hereby deleted.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTSUP3